Stock Based Compensation	12 Months Ended
Jun. 30, 2012
Stock Based Compensation

12. Stock Based Compensation

The shareholders of the Company approved the adoption by STA Holdings of the EIP, at the annual general meeting held on December 8, 2005. As part of the 2005 EIP plan formation, the shareholders approved an initial allotment of 717,747 Class B Series Two common shares of STA Holdings, which have been granted to management. On November 13, 2008, an additional allotment of 1,446,291 Class B Series Two common shares was approved by the shareholders. These shares are accounted for as a liability upon issuance, as a result of a put option they contain.

On March 5, 2010, STA Holdings amended its Certificate of Incorporation in order to differentiate those Class B common shares issued pursuant to the EIP while the Company was under the IPS structure from those issued and those to be issued subsequent to the end of the IPS structure. Pursuant to the amendment, the authorized Class B Series Two common shares were split into Class B Series Two common shares, which have been issued pursuant to the EIP during the period the IPS structure was in place, and Class B Series Three common shares, which will be utilized for all future share grants under the EIP, subsequent to March 5, 2010. The holders of the Class B Series Two common shares are entitled to receive dividends, as and when declared by the board of directors of STA Holdings, approximately equivalent to the distributions per IPS that were paid historically to the holders of IPS’s. The holders of the Class B Series Three common shares will be entitled to receive dividends, as and when declared by the board of directors of STA Holdings, approximately equivalent to the dividends received by the holders of STI common shares.

Pursuant to the liquidity provisions of the EIP, all Class B Series Two common shares historically granted, that remain outstanding, are available to be “put” back to the Company, while the holders of Class B Series Three common shares will have an option to “put” up to one third of the shares awarded each year back to the Company, starting one year immediately following the grant. All new share awards under the EIP will be in the form of grants of Class B Series Three common shares, and there will be no further issuances of Class B Series Two common shares.

These shares are classified as a liability and re-measured at fair value at the end of each reporting period. Changes in fair value and distributions on the Class B Series Two and Class B Series Three common shares are recorded as a component of other expense, net in the consolidated statement of operations. Shares granted are fully vested on the grant date.

The following tables summarize the Class B Series Two common shares granted, shares withheld for income tax withholdings at the election of the participants, shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2012
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2011	423,759	(190,449)	233,310
Redemptions	(96,719)	—	(96,719)

Shares outstanding at June 30, 2012	327,040	(190,449)	136,591

Pursuant to the liquidity provision of the EIP plan, 96,719 shares were “put” back to the Company during the year ended June 30, 2012 for which the Company paid $1.0 million. The fair value of the Class B Series Two common shares outstanding at June 30, 2012 represents a liability of $1.4 million all of which is recorded in other current liabilities. This amount represents the current value of those shares eligible to put in the next twelve months pursuant to the EIP plan.

	For the year ended June 30, 2011
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2010	619,961	(190,449)	429,512
Redemptions	(196,202)	—	(196,202)

Shares outstanding at June 30, 2011	423,759	(190,449)	233,310

Pursuant to the liquidity provision of the EIP plan, 196,202 shares were “put” back to the Company, during the year ended June 30, 2011 for which the Company paid $1.8 million. The fair value of the Class B Series Two common shares outstanding at June 30, 2011, represents a liability of $2.4 million which is recorded in other current liabilities.

The following tables summarize the Class B Series Three common shares granted, shares withheld for income tax withholdings at the election of the participants, shares redeemed and shares outstanding pursuant to the EIP:

	For the year ended June 30, 2012
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2011	715,401	(176,867)	538,534
Grants	625,970	(166,850)	459,120
Redemptions	(80,543)	—	(80,543)

Shares outstanding at June 30, 2012	1,260,828	(343,717)	917,111

The Company recognized $3.6 million in non-cash stock based compensation expense related to the above grants during the year ended June 30, 2012, based on the estimated fair value of these shares on the grant date. Pursuant to the liquidity provision of the EIP plan, 80,543 shares were “put” back to the Company during the year ended June 30, 2012 for which the Company paid $0.5 million. The fair value of the Class B Series Three common shares outstanding at June 30, 2012 represents a liability of $6.1 million, of which $2.8 million is recorded in other current liabilities and represents the current value of those shares eligible to be put in the next twelve months pursuant to the EIP plan. The remaining balance is record in Class B Series Three common share liability.

	For the year ended June 30, 2011
	Shares	Taxes	Total outstanding
Shares outstanding at June 30, 2010	239,000	(79,572)	159,428
Grants	485,814	(97,295)	388,519
Redemptions	(9,413)	—	(9,413)

Shares outstanding at June 30, 2011	715,401	(176,867)	538,534

Pursuant to the liquidity provision of the EIP plan, 9,413 shares were “put” back to the Company, during the year ended June 30, 2011, for which the Company paid $0.1 million. The fair value of the Class B Series Three common shares outstanding at June 30, 2011, represents a liability of $3.5 million of which $1.5 million is recorded in other current liabilities.